Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Impairment	$ 200		$ 1,100
Employees deposits at rate	8.33%
Expenses contribution plan	$ 550	925	909
Employee investment plan percentage	10.00%
Profits net	100.00%
Payroll expense	$ 10,693	8,045	$ 5,705
Accrued expenses and other payables	$ 50,742	$ 43,399